Long-Term Debt and Other Financial Liabilities, New ATB Loan Facility (Details)	12 Months Ended
	Dec. 31, 2020 USD ($) Installment	May 31, 2020	Dec. 31, 2019 USD ($)
Senior Long-Term Debt [Abstract]
Balance outstanding	$ 173,289,000		$ 185,509,000
New ATB Loan Facility [Member]
Senior Long-Term Debt [Abstract]
Maturity date	Nov. 26, 2022
Leverage Ratio	0.85	0.75
Minimum required security cover until June 30, 2021 (inclusive)	140.00%
Minimum required security cover until December 31, 2021 (inclusive)	145.00%
Minimum required security cover thereafter and until maturity of loan on November 26, 2022	150.00%
Balance outstanding	$ 17,447,000
Tranche A [Member]
Senior Long-Term Debt [Abstract]
Number of consecutive payment installments | Installment	8
Frequency of periodic payment	Quarterly
Installment payment	$ 200,000
Balloon payment	$ 13,190,000
Maturity date	Nov. 26, 2022
Tranche B [Member]
Senior Long-Term Debt [Abstract]
Number of consecutive payment installments | Installment	7
Frequency of periodic payment	Quarterly
Installment payment	$ 189,800
Maturity date	Aug. 26, 2022
Tranche C [Member]
Senior Long-Term Debt [Abstract]
Number of consecutive payment installments | Installment	7
Frequency of periodic payment	Quarterly
Installment payment	$ 189,800
Maturity date	Aug. 26, 2022